Biological Assets (Tables)	12 Months Ended
Jun. 30, 2025
Biological Assets [Abstract]
Schedule of Biological Assets
	2025	2024
Food cattle	26,859	14,665
Production cattle	32,345	26,930
Grain plantation	38,186	22,138
Cotton plantation	77,933	61,896
Sugarcane plantation	122,462	111,636
Total	297,785	237,265

Current	265,440	210,335
Noncurrent	32,345	26,930

Schedule of Area (Hectares) to be Harvested	The area (hectares) to be harvested corresponding to the biological assets is as follows:
	Planted area (Hectares)
	2025	2024
Grains	9,985	4,011
Cotton	7,766	6,355
Sugarcane	26,224	26,214
	43,975	36,580

Schedule of Changes in Agricultural Activity

Changes in agricultural activity

	Grains	Cotton	Sugarcane
Balance at June 30, 2023	47,226	41,096	112,423

Increases due to planting	437,590	75,933	—
Increases due to handling	—	—	231,132
Change in fair value	20,407	4,799	21,997
Reductions due to harvesting	(483,602)	(60,471)	(250,633)
Exchange variation	517	539	(3,283)

Balance at June 30, 2024	22,138	61,896	111,636

Increases due to planting	448,427	111,954	—
Increases due to handling	—	—	300,016
Change in fair value	68,552	(5,421)	41,812
Reductions due to harvesting	(500,253)	(90,094)	(330,782)
Exchange variation	(678)	(402)	(220)

Balance at June 30, 2025	38,186	77,933	122,462

Composed of:
Historical cost	36,014	76,905	76,075
Fair value	2,172	1,028	46,387
Balance on June 30, 2025	38,186	77,933	122,462

Current	38,186	77,933	122,462

Schedule of Changes in Cattle Raising Activity

Changes in cattle raising activity

	Heads of cattle (in number)	Cattle
At June 30, 2023	22,705	53,484
Acquisition/birth costs	6,779	6,330
Handling costs	—	18,821
Sales	(11,235)	(30,384)
Deaths	(582)	(1,439)
Consumption	(43)	(32)
Effect of conversion	—	1,519
Change in fair value	—	(6,704)
At June 30, 2024	17,624	41,595
Acquisition/birth costs	8,501	10,263
Handling costs	—	16,431
Sales	(7,429)	(24,184)
Deaths	(488)	(1,384)
Consumption	(34)	(139)
Effect of conversion	—	(1,106)
Change in fair value	—	17,728
At June 30, 2025	18,174	59,204

Current	7,844	26,859
Non-current	10,330	32,345

Schedule of Quantitative Data about Cattle Raising Activity	Quantitative data about cattle raising activity, expressed in heads of cattle
	Consumable cattle	Production cattle	Total
At June 30, 2024	2,542	15,082	17,624
At June 30, 2025	3,500	14,674	18,174

Schedule of Fair Value Hierarchy	Fair value hierarchy
	2025	2024
	Amount	Amount	Fair value
Sugarcane	30,137	111,636	Level 3
Cattle	41,055	41,595	Level 2
Grains	27,209	22,138	Level 3
Cotton	61,531	61,896	Level 3

Schedule of Fair Value Hierarchy, along with an Analysis of Quantitative Sensitivity

The significant non-observable inputs used in the measurement of the fair value of sugarcane, grains and cotton classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 202, are as follows:

Description	Evaluation method	Significant non-observable inputs	Rate %	Variation of non-observable inputs	Increase in inputs	Decrease in inputs
Biological asset - sugarcane	Discounted cash flow	- Yield	12.20	Average productivity: 74.38 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
		- TRS (Kg of sugar per ton of sugarcane)	12.20	Total recoverable sugar: ATR 115 to 145 per ton of cane.	An increase in TRS generates a positive result in the fair value of biological assets.	A decrease in TRS generates a negative result in the fair value of biological assets.
Corn	Discounted cash flow	- Yield	12.20	Average yield: 95.60 bags per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.
Cotton	Discounted cash flow	- Yield	12.20	Average yield: 3.58 tons per hectare.	An increase in yield generates a positive result in the fair value of biological assets.	A decrease in yield generates a negative result in the fair value of biological assets.

Schedule of Changes in Fair Value in the Statement of Income

Changes in fair value in the statement of income

	2025	2024	2023
Grains	68,552	20,407	102,596
Cotton	(5,421)	4,799	(3,631)
Sugarcane	41,812	21,997	(6,903)
Cattle	17,728	(6,704)	(13,824)
	122,671	40,499	78,238